STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance as of March 8, 2021 (inception) at Mar. 07, 2021
Beginning balance, shares at Mar. 07, 2021
Net loss				(11,769)	(11,769)
Common stock issued to initial stockholders	[1]	$ 287	24,713		25,000
Common stock issued to initial stockholders, shares	[1]	2,874,999
Ending balance, value at Dec. 31, 2021		$ 287	24,713	(11,769)	13,231
Ending balance, shares at Dec. 31, 2021		2,874,999
Ending balance, value at Dec. 31, 2021		$ 287	24,713	(11,769)	13,231
Ending balance, shares at Dec. 31, 2021		2,874,999
Sale of private placement units		$ 34	3,434,966		3,435,000
Sale of private placement units, shares		343,500
Proceeds allocated to Public Warrants classified as equity			690,000		690,000
Proceeds allocated to Public Rights classified as equity			8,280,000		8,280,000
Offering costs allocated to Public Warrants and Public Rights classified as equity			(527,624)		(527,624)
Remeasurement of common stock to redemption value			11,902,055	4,956,183	16,858,238
Net loss				145,189	145,189
Ending balance, value at Dec. 31, 2022		$ 321		(4,822,763)	(4,822,442)
Ending balance, shares at Dec. 31, 2022		3,218,499
Ending balance, value at Dec. 31, 2022		$ 321		$ (4,822,763)	$ (4,822,442)
Ending balance, shares at Dec. 31, 2022		3,218,499

[1]	Shares have been retroactively restated to reflect the surrender of 1,150,000 shares without consideration by the sponsor on March 7, 2022 and a dividend, payable in shares of common stock, of two-thirds of one share of common stock for each share of common stock issued and outstanding on April 5, 2022 (Note 7).